Inventories	12 Months Ended
Apr. 02, 2023
Inventories [Abstract]
Inventories	Inventories

	April 2, 2023	April 3, 2022
	$	$
Raw materials	60.3	71.3
Work in progress	17.5	14.9
Finished goods	394.8	307.1
Total inventories at the lower of cost and net realizable value	472.6	393.3
Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining rate of sale.
As at April 2, 2023, the provisions for obsolescence amounted to $43.2m (April 3, 2022 - $23.6m). The breakdown is presented as follows:

	April 2, 2023	April 3, 2022
	$	$
Raw material shrink reserves	0.2	—
Finished goods shrink reserves	0.4	0.7
Raw material obsolete inventory reserves	20.5	5.8
Finished goods obsolete inventory reserves	22.1	17.1
Provision for obsolescence	43.2	23.6
Amounts charged to cost of sales comprise the following:

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
	$	$	$
Cost of goods manufactured	392.1	350.1	334.9
Depreciation and amortization included in costs of sales	9.7	14.7	14.8
	401.8	364.8	349.7